Funding debts	12 Months Ended
Dec. 31, 2019
Funding debts
Funding debts

9.    Funding debts

The following table summarized the Company’s outstanding funding debts as of December 31, 2019 (in thousands):

		Less than One	One to	More than
	Total	Year	Two Years	Two Years
Short-term funding debts	$173,821	$173,821	$—	$—
Long-term funding debt	22,260	—	22,260	—
Total	$196,081	$173,821	$22,260	$—

The Company finances its on-balance sheet loans using the proceeds from external funding partners mainly including certain Institutional Funding Partners. As of December 31, 2019, the external investors purchased senior tranche securities, bearing the interest from 6.7% to 9.2%.